LOAN RECOGNIZED AS A RESULT OF PAYMENT UNDER THE GUARANTEE	12 Months Ended
Mar. 31, 2021
LOAN RECOGNIZED AS A RESULT OF PAYMENT UNDER THE GUARANTEE
LOAN RECOGNIZED AS A RESULT OF PAYMENT UNDER THE GUARANTEE

5. LOAN RECOGNIZED AS A RESULT OF PAYMENT UNDER THE GUARANTEE

The third-party financing partners offer financing solutions to the Borrowers and the Group is required to provide a guarantee. In the event of a payment default from the Borrower, the Group is required to repay the monthly installment or full amount of outstanding loan to the financing partner as the guarantor. As such, the Group recognized loan receivables as a result of payment under the guarantee deducted by an allowance to its expected recoverable amounts in the consolidated balance sheets.

	March 31,	March 31,
	2020	2021
	RMB	RMB
Loan recognized as a result of payment under the guarantee	2,594,749	1,362,556
Less: provision for credit losses	(2,190,575)	(1,182,609)
	404,174	179,947

An aging analysis of loan recognized as result of payment under the guarantee is as follows:

	March 31,	March 31,
	2020	2021
	RMB	RMB
Up to 6 months	1,140,756	145,639
6 months to 12 months	425,500	307,224
Over 12 months	1,028,493	909,693
	2,594,749	1,362,556

The Company relies on the consumers’ credit history, loan-to-value ratio and other certain application information to evaluate and rank their risk on an ongoing basis. The credit grades represent the relative likelihood of repayment. Customers assigned a grade of “Normal” are determined to have the highest probability of repayment, customers assigned a grade of “Attention” are determined to have a lower probability of repayment, and customers assigned a grade of “Secondary” are determined to have a lowest probability of repayment. Loan performance is reviewed on a recurring basis to identify whether the assigned grades adequately reflect the customers’ likelihood of repayment.

The balance of loan recognized as result of payment under the guarantee by grade of monitored credit risk quality indicator as of March 31, 2020 and 2021 were listed as below:

	March 31,	March 31,
	2020	2021
	RMB	RMB

Normal	283,259	66,924
Attention	364,895	252,572
Secondary	1,946,595	1,043,060
	2,594,749	1,362,556

Loan recognized as a result of payment under the guarantee of RMB95.8 million was pledged as collateral for current portion of long-term borrowings of RMB79.6 million as of March 31, 2021 (Note 12).

Loan recognized as a result of payment under the guarantee of RMB545.1 million was pledged as collateral for consideration payment to WeBank for current portion of RMB71.3 million and non-current portion of RMB200.8 million as of March 31, 2021.

5. LOAN RECOGNIZED AS A RESULT OF PAYMENT UNDER THE GUARANTEE (CONTINUED)

The movement of allowance for the years ended December 31, 2018 and 2019, the three months ended March 31, 2020 and the fiscal year ended March 31, 2021 was as follows:

			For the three	For the fiscal
	For the year ended		months ended	year ended
	December 31,		March 31,	March 31,
	2018	2019	2020	2021
	RMB	RMB	RMB	RMB
Beginning balance of the period	(189,305)	(256,639)	(763,122)	(2,190,575)
Changes on initial application of ASU 2016-13 (i)	—	—	(172,843)	—
Addition	(257,953)	(398,167)	(326,204)	(68,578)
Provision for credit losses (i)	(37,961)	(255,105)	(1,039,367)	(29,272)
Write-off	37,757	—	48,908	252,508
Bought out by certain non-bank financing institutions without recourse	85,560	—	—	845,305

Payments from the borrowers or other recoveries	105,263	146,789	62,053	8,003
Ending balance of the period	(256,639)	(763,122)	(2,190,575)	(1,182,609)

(i) Due to the impact of a series of regulations governing lending and debt collection promulgated by relevant authorities in the three months ended December 31, 2019, the performance of the loan recognized as a result of payment under the guarantee has been adversely affected, and significant provision for additional credit losses was incurred in the fourth quarter of 2019, taking into the consideration of credit grades, vehicle collateral repossession and residual value of vehicle collateral. Due to the COVID-19 pandemic, the performance of the loan recognized as a result of payment under the guarantee has been adversely affected further, which resulted in further provision for credit losses in the three months ended March 31, 2020.

The following table explains the changes in the loss allowance of loan recognized as result of payment under the guarantee by grade of monitored credit risk quality indicator as of March 31, 2021:

	Normal	Attention	Secondary	Total
	RMB	RMB	RMB	RMB
Beginning balance of the period	(98,314)	(164,793)	(1,927,468)	(2,190,575)
Additions	(68,578)	—	—	(68,578)
Provision for credit losses	(83,435)	(39,661)	93,824	(29,272)
Write-off	145,194	2,355	104,959	252,508
Bought out by certain non-bank financing institutions without recourse	15	9,184	836,106	845,305
Payments from the borrowers or other recoveries	8,003	—	—	8,003
Transfer from Normal to Attention	74,656	(74,656)	—	—
Transfer from Normal to Secondary	13,412	—	(13,412)	—
Transfer from Attention to Secondary	—	152,241	(152,241)	—
Transfer from Attention to Normal	(1,464)	1,464	—	—
Transfer from Secondary to Attention	—	(35,354)	35,354	—
Transfer from Secondary to Normal	(1,276)	—	1,276	—
Ending balance of the period	(11,787)	(149,220)	(1,021,602)	(1,182,609)